Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CAD Agreement	Dec. 31, 2014 CAD
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure	1.00%	3.00%
Assets at fair value	CAD 1,000,000	CAD 2,000,000
1.62% Series 33 Notes Due 2020 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	CAD 50,000,000
Number of agreements | Agreement	1
Conversion of debt	CAD 50,000,000
Long-term debt	CAD 350,000,000
Debt maturity date	Apr. 30, 2020
Fair Value Hedges [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt	CAD 8,724,000,000	8,925,000,000
Interest-Rate Swaps [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	50,000,000	250,000,000
Notional value	0	409,000,000
Unrealized losses on derivative instruments	6,000,000
Interest-Rate Swaps [Member] | Fair Value Hedges [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	CAD 50,000,000	CAD 250,000,000